Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt (Abstract)
Schedule Of Credit Facilities Amounts Drawn Down (Table Text Block)

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
M/T Akeraios	07/13/2007	$46,850	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—
M/T Anemos I	09/28/2007	56,000	—	—
M/T Alexandros II	01/29/2008	48,000	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—
M/T Aristofanis	04/30/2008	—	11,500	—
M/T Aristotelis II	06/17/2008	20,000	—	—
M/T Aris II	08/20/2008	24,000	1,584	—
M/V Cape Agamemnon	06/09/2011	—		19,000
Crude Carriers Corp. and its subsidiaries	09/30/2011	—	134,580	—

Total		$250,850	$193,664	$19,000